UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23371

TIGERSHARES Trust

3532 Muirwood Drive

Newton Square, PA 19073

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202

571-389-3600

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

TIGERSHARES China-U.S. Internet Titans ETF
Schedule of Investments

December 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 96.0%
Cayman Islands - 39.8%
4,186	58.com, Inc. ADR (a)	$226,923
3,102	Alibaba Group Holding Ltd. ADR (a)	425,191
3,030	Autohome, Inc. ADR	237,037
1,324	Baidu, Inc. ADR (a)	209,986
8,646	Ctrip.com International Ltd. ADR (a)	233,961
11,750	JD.com, Inc. ADR (a)	245,928
1,099	NetEase, Inc. ADR	258,672
10,865	Pinduoduo, Inc. ADR (a)	243,811
3	Tencent Music Entertainment Group ADR (a)	42
3,917	Weibo Corp. ADR (a)	228,870
		2,310,421
Hong Kong - 8.6%
12,500	Tencent Holdings Ltd.	501,319
United States - 47.6%
456	Alphabet, Inc. (a)	472,238
295	Amazon.com, Inc. (a)	443,081
1,046	Arista Networks, Inc. (a)	220,392
132	Booking Holdings, Inc. (a)	227,360
8,357	eBay, Inc. (a)	234,581
3,548	Facebook, Inc. (a)	465,107
871	Netflix, Inc. (a)	233,132
7,933	Twitter, Inc. (a)	227,994
1,599	VeriSign, Inc. (a)	237,116
		2,761,001
	TOTAL COMMON STOCKS (Cost $5,796,801)	$5,572,741
REITs - 4.0%
United States - 4.0%
648	Equinix, Inc.	228,459
	TOTAL REITs (Cost $251,682)	$228,459

	TOTAL INVESTMENTS - 100.0% (Cost $6,048,483)	$5,801,200
	Other Assets in Excess of Liabilities - 0.0%	1,960
	TOTAL NET ASSETS - 100.0%	$5,803,160

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a) Non-Income producing security.

The unaudited cost basis of investments for federal income tax purposes at December 31, 2018 (unaudited) was as follows*:

TIGERSHARES China-US Internet Titans ETF
Cost of investments	$6,048,483
Gross unrealized appreciation	$93,343
Gross unrealized depreciation	$(340,626)
Net unrealized appreciation/(depreciation)	$(247,283)

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

VALUATION MEASUREMENTS (Unaudited)

The Fund follows authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2018:

	TIGERSHARES China-U.S. Internet Titans ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,572,741	$—	$—	$5,572,741
REITs-Domestic*	228,459	—	—	228,459
Total Investments in Securities	$5,801,200	$—	$—	$5,801,200

*For further detail on each asset class, see the Schedule of Investments

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIGERSHARES Trust

By (Signature and Title)	/s/ Yang Xu
Yang Xu, Principal Executive Officer, President

Date	February 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Yang Xu
Yang Xu, Principal Executive Officer, President

Date	February 20, 2019

By (Signature and Title)	/s/ David P. Foulke
David P. Foulke, Principal Financial Officer, Vice President

Date	February 19, 2019

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